Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets

Details of and movement in items comprising intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Other	Total
Balance at January 1, 2024	8,251	19,390	66,408	—	94,049
Additions	2,689	—	23,797	—	26,486
Disposals	(2)	—	(353)	—	(355)
Impairment of assets	(2,761)	(14,259)	(6,670)	—	(23,690)
Transfers	1,479	(72)	(1,407)	—	—
Amortization for the year	(2,807)	(2,301)	(15,467)	—	(20,575)
Translation differences	79	107	—	—	186
Balance at December 31, 2024	6,928	2,865	66,308	—	76,101
Additions	334	—	8,435	—	8,769
Impairment of assets	—	—	(26,755)	—	(26,755)
Amortization for the year	(799)	(513)	(16,595)	—	(17,907)
Translation differences	(236)	(194)	—	—	(430)
Balance at December 31, 2025	6,227	2,158	31,393	—	39,778
Cost
At December 31, 2023	12,189	20,733	95,296	—	128,218
At December 31, 2024	16,434	20,768	117,333	—	154,535
At December 31, 2025	16,532	20,574	125,768	—	162,874
Accumulated amortization
At December 31, 2023	(3,938)	(1,343)	(28,888)	—	(34,169)
At December 31, 2024	(6,745)	(3,644)	(44,355)	—	(54,744)
At December 31, 2025	(7,544)	(4,157)	(60,950)	—	(72,651)
Impairment of assets
At December 31, 2023	—	—	—	—	—
At December 31, 2024	(2,761)	(14,259)	(6,670)	—	(23,690)
At December 31, 2025	(2,761)	(14,259)	(33,425)	—	(50,445)

Summary of the Goodwill Breakdown by CGU

The Goodwill breakdown by CGU as of December 31, 2025 and December 31, 2024 is as follows:

(In thousand Euros)	ARES	Coil	Electromaps/ Software	Total
2025	4,424	2,915	3,457	10,796
2024	4,424	3,297	3,457	11,178